Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment, Net

Property, plant and equipment, net consist of the following:

	As of December 31,
	2024	2025
	RMB	RMB
Machinery and electronic equipment	17,409,218	14,766,562
Office furniture	370,667	372,966
Leasehold improvement	2,794,450	2,794,450
Transportation equipment	41,014	41,014
Buildings and facilities attached to buildings	194,892,201	191,856,403
Less: Accumulated depreciation	(18,165,635)	(27,200,724)
Property, plant and equipment, net	197,341,915	182,630,671